Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Registrant Name	dei_EntityRegistrantName	IndexIQ Active ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001426439
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 19, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 22, 2019
Prospectus Date	rr_ProspectusDate	Jul. 22, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
IQ Ultra Short Duration ETF | IQ Ultra Short Duration ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ULTR